Option Activity Baidu. Inc (Detail) - Parent Company - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares options
Outstanding, December 31, 2022	19,669,296
Granted	0
Exercised	(1,388,560)
Forfeited/Cancelled	(497,616)
Outstanding, December 31, 2023	17,783,120	19,669,296
Vested and expected to vest at December 31, 2023	17,149,656
Exercisable at December 31, 2023	16,017,392
Weighted average exercise price (US$)
Outstanding, December 31, 2022	$ 19
Granted	0
Exercised	11
Forfeited/Cancelled	14
Outstanding, December 31, 2023	19	$ 19
Vested and expected to vest at December 31, 2023	19
Exercisable at December 31, 2023	$ 19
Weighted average remaining contractual life (Years)
Outstanding	4 years 4 months 24 days	5 years 7 months 6 days
Vested and expected to vest at December 31, 2023	4 years 3 months 18 days
Exercisable at December 31, 2023	4 years
Aggregate intrinsic value (US$ in millions)
Outstanding	$ 17	$ 20
Vested and expected to vest at December 31, 2023	17
Exercisable at December 31, 2023	$ 17